DEBT OBLIGATIONS (Tables)	9 Months Ended
Sep. 30, 2016
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 10—Debt obligations

Short-term debt mainly consists of current maturities of long term liabilities, short term bank loans, syndicated revolving line of credit and convertible debentures.

Long-term debt includes the following:
	Weighted average interest rate as of September 30, 2016	Maturity	September 30, 2016	December 31, 2015

	%		(U.S. $ in millions)
Senior notes EUR 1,750 million	0.38%	2020	$1,957	$-
Senior notes EUR 1,500 million	1.13%	2024	1,671	-
Senior notes EUR 1,300 million	1.25%	2023	1,448	1,409
Senior notes EUR 1,000 million	2.88%	2019	1,121	1,092
Senior notes EUR 750 million	1.63%	2028	833	-
Senior notes EUR 700 million	1.88%	2027	782	762
Senior notes USD 3,500 million	3.15%	2026	3,491	-
Senior notes USD 3,000 million	2.20%	2021	2,995	-
Senior notes USD 3,000 million	2.80%	2023	2,990	-
Senior notes USD 2,000 million	1.70%	2019	2,000	-
Senior notes USD 2,000 million	4.10%	2046	1,983	-
Senior notes USD 1,500 million	1.40%	2018	1,499	-
Senior notes USD 950 million	2.40%	2016	950	950
Senior notes USD 844 million	2.95%	2022	869	843
Senior notes USD 789 million	6.15%	2036	780	780
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 613 million	3.65%	2021	627	611
Senior notes USD 588 million	3.65%	2021	587	586
Senior notes CHF 450 million	1.50%	2018	466	455
Senior notes CHF 350 million	0.50%	2022	363	-
Senior notes CHF 350 million	1.00%	2025	363	-
Senior notes CHF 300 million	0.13%	2018	310	-
				-
Fair value hedge accounting adjustments			-	(10)

Total senior notes			28,785	8,178

Term loan USD 2.5 billion	1.96%	2019	2,500	-
Term loan USD 2.5 billion	2.09%	2021*	2,500	-
Term loan JPY 65 billion	0.99%	2017	649	544
Term loan JPY 35 billion	1.42%	2019	346	290
Term loan JPY 35 billion	LIBOR +0.3%	2018	346	290
Other loans JPY 5 billion	1.67%	2016	-	39
Total loans			6,341	1,163

Debentures USD 15 million	7.20%	2018	15	15
Other	7.48%	2026	9	5
Total debentures and others			24	20

Less current maturities			(1,849)	(989)

Derivative instruments			-	11

Less debt issuance costs**			(122)	(25)

Total long-term debt			$33,179	$8,358

* 10% will be repaid in each of 2017 and 2018, 20% will be repaid in each of 2019 and 2020 and the remaining 40% will be repaid in 2021.
** In accordance with FASB guidance, effective January 1, 2016, long-term debt is presented net of related debt issuance costs. Prior periods were adjusted to conform with the guidance.